Basis of Preparation of the Financial Statements (Schedule of Consolidated Statements of Cash Flow) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net cash from operating activities		₪ 774	₪ 781	₪ 836
Net cash used in investing activities		(644)	₪ (364)	₪ (96)
According to the previous policy [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net cash from operating activities		667
Net cash used in investing activities		(537)
Effect of the standard [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net cash from operating activities	[1]	107
Net cash used in investing activities	[1]	(107)
According to IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net cash from operating activities		774
Net cash used in investing activities		₪ (644)

[1]	According to the standard, incremental costs of obtaining a contract with a customer are recognized as an asset when it is probable that the Group will recover those costs. Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as an asset and amortized to profit or loss in accordance with the expected service period from these contracts.